SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                  October 31, 2006


Securities and Exchange Commission
100 F  Street, N.E.
Washington, DC 20549

      Re:   AllianceBernstein Large Cap Growth Fund, Inc.
            File Nos. 33-49530 and 811-06730
            ---------------------------------------------

Dear Sir or Madam:

     Attached herewith please find Post-Effective Amendment No. 35 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 37 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (the "Amendment"). The Amendment is filed pursuant to paragraph (b) of Rule 485 under the 1933 Act and is marked to show changes in accordance with Rule 310 of Regulation S-T.

     Please call me at the above-referenced number if you have any questions regarding the attached.


                                          Sincerely,


                                          /s/   Michell Fishman
                                          ----------------------------
                                                Michell Fishman

Attachment
cc:  Kathleen K. Clarke

SK 00250 0157 711423